INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 2,726	$ 2,848
Intangible assets	1,660	1,960
Investments and derivatives	63	71
Deferred tax assets	300	274
Other non-current assets	146	157
Total non-current assets	4,895	5,310
Current assets
Inventories	19	18
Trade and other receivables	455	456
Investments and derivatives	137	120
Current income tax assets	55	72
Other current assets	201	208
Cash and cash equivalents	2,457	3,107
Total current assets	3,324	3,981
Assets held-for-sale	4,792	5,792
Total assets held for sale	13,011	15,083
Equity
Equity attributable to equity owners of the parent	782	569
Non-controlling interests	206	198
Total equity	988	767
Non-current liabilities
Debt and derivatives	3,791	5,336
Provisions	47	47
Deferred tax liabilities	20	36
Other non-current liabilities	25	20
Non-current liabilities	3,883	5,439
Current liabilities
Trade and other payables	1,001	1,087
Debt and derivatives	1,869	2,844
Provisions	57	59
Current income tax payables	160	180
Other liabilities	429	475
Current liabilities	3,516	4,645
Liabilities held-for-sale	4,624	4,232
Total equity and liabilities	$ 13,011	$ 15,083